Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000011390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.68%)	4.74%	0.64%	1.70%
C000052630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	(0.83%)	4.42%	0.33%	1.39%
C000011387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.78%)	0.36%	(0.46%)	0.97%
C000011387 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.82%)	4.55%	0.36%	1.39%
C000037618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	(0.75%)	4.70%	0.51%	1.55%
C000037620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(2.14%)	2.81%	(0.34%)	0.85%
C000037620 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(1.17%)	3.81%	(0.34%)	0.85%
C000052631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.63%)	4.93%	0.71%	1.77%
C000011391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(0.97%)	4.23%	0.05%	1.11%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%